Segmented Information - Summary Of Detailed Information About Geographical Areas (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Goodwill	$ 430	$ 422	$ 433
NAM [member]
Disclosure of geographical areas [line items]
Depreciation and amortization	64	74
Goodwill	166	164
LATAM [Member]
Disclosure of geographical areas [line items]
Depreciation and amortization	42	53
Goodwill	0	0
EH [Member]
Disclosure of geographical areas [line items]
Depreciation and amortization	55	58
Goodwill	264	258
CANADA
Disclosure of geographical areas [line items]
Goodwill	30	28
UNITED STATES
Disclosure of geographical areas [line items]
Goodwill	$ 136	$ 136